LONG TERM DEBT (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Dividend in Redeemable Non-controlling interest	$ 2,294	$ 0
Other long term debt	176	8
Long-term Debt, Total	$ 3,257	490
Loans from banks in NIS, Interest rate	5.00%
Israel, New Shekels [Member]
Debt Instrument [Line Items]
Loans from banks	$ 787	$ 481